CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Net revenues
Product sales	¥ 2,176,447	$ 313,474	¥ 1,940,649	¥ 1,187,162
Services (including related-party revenues of RMB622, RMB7,850 and RMB3,606 for the years ended December 31, 2014, 2015 and 2016, respectively)	1,213,828	174,828	657,794	397,258
Total net revenues	3,390,275	488,302	2,598,443	1,584,420
Operating expenses:
Cost of products	(1,921,856)	(276,805)	(1,735,820)	(1,086,133)
Fulfillment	(540,857)	(77,900)	(325,159)	(168,130)
Sales and marketing	(658,819)	(94,890)	(403,519)	(226,952)
Technology and content	(95,638)	(13,775)	(59,946)	(63,607)
General and administrative	(88,274)	(12,714)	(73,678)	(96,911)
Other operating income, net	5,235	754	8,130	457
Total operating expenses	(3,300,209)	(475,330)	(2,589,992)	(1,641,276)
Income (loss) from operations	90,066	12,972	8,451	(56,856)
Other income (expenses):
Interest income	11,869	1,709	8,834	3,156
Interest expense				(1,552)
Gain on disposal of investment			9,674
Exchange gain (loss)	320	46	(124)	(2,650)
Income (loss) before income tax and share of loss in equity method investment	102,255	14,727	26,835	(57,902)
Income tax benefit (expense)	(16,831)	(2,424)	6,022	(1,912)
Share of loss in equity method investment			(10,236)
Net Income (loss)	85,424	12,303	22,621	(59,814)
Deemed dividend from issuance of convertible redeemable preferred shares				(16,666)
Change in redemption value of convertible redeemable preferred shares			(25,332)	(79,169)
Net loss attributable to noncontrolling interests	1,209	174
Net income (loss) attributable to ordinary shareholders of Baozun Inc.	¥ 86,633	$ 12,477	¥ (2,711)	¥ (155,649)
Net income (loss) per share attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	¥ 0.58	$ 0.08	¥ (0.03)	¥ (5.31)
Diluted | (per share)	0.53	0.08	(0.03)	(5.31)
Net income (loss) per American depositary shares ("ADS") attributable to ordinary shareholders of Baozun Inc.:
Basic | (per share)	1.74	0.25	(0.08)	(15.93)
Diluted | (per share)	¥ 1.59	$ 0.23	¥ (0.08)	¥ (15.93)
Weighted average shares used in calculating net income (loss) per ordinary share:
Basic	149,935,100	149,935,100	102,987,119	29,314,067
Diluted	163,926,674	163,926,674	102,987,119	29,314,067